Consolidated Statements of Comprehensive Income (Loss) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Consolidated Statements of Comprehensive Income (Loss)
Sales (note 21)	$ 63,101	$ 72,524	$ 49,216
Cost of sales	16,493	21,273	19,100
Gross profit	46,608	51,251	30,116
Selling, general and administrative expenses (including rent expenses incurred to related party of 2014 - $869, 2013 - $847, 2012 - $823) (note 10(b))	34,787	34,538	33,280
Provision (recovery) for doubtful accounts	329	(504)	(874)
Research and development expenses - (net of 2014- $nil, 2013- $nil, 2012- $125 in government research grants)	11,034	8,384	17,044
Loss on disposal and impairment of property, plant and equipment (note 6)	74	88	2,190
Government grants recognized in income	(104)		(373)
Total operating expenses	46,120	42,506	51,267
Operating income (loss)	488	8,745	(21,151)
Interest and financing expenses - (net of 2014-$81, 2013-$65, 2012 - $1,458, in interest subsidies, Including interest expenses incurred to related party, 2014 - $221, 2013 - $237, 2012 - $231)	(3,407)	(3,031)	(775)
Interest income	2,685	2,168	2,370
Other income (expenses)	1,356	263	(77)
Income (loss) before income taxes and non-controlling interests	1,122	8,145	(19,633)
Income tax benefit (expense) (note 12)	(1,458)	2,225	884
Net income(loss)	(336)	10,370	(18,749)
Less: (income) loss attributable to non-controlling interests	(515)	(2,928)	3,896
Net income (loss) attributable to shareholders of Sinovac	(851)	7,442	(14,853)
Other comprehensive income(loss), net of tax of nil
Foreign currency translation adjustments	(2,427)	2,686	2,024
Total comprehensive income (loss)	(2,763)	13,056	(16,725)
Less: comprehensive (income) loss attributable to non-controlling interests	(207)	(3,244)	3,665
Comprehensive income (loss) attributable to shareholders of Sinovac	$ (2,970)	$ 9,812	$ (13,060)
Basic and diluted earnings(loss) per share (note 20) (in dollars per share)	$ (0.02)	$ 0.13	$ (0.27)
Weighted average number of shares of common stock outstanding
- Basic (in shares)	55,681,076	55,301,276	54,926,440
- Diluted (in shares)	55,681,076	55,802,338	54,926,440